                             College and University
                            Facility Loan Trust Two



--------------------------------------------------------------------------------




                         Compiled Financial Statements
                         Six Months Ended May 31, 2000

ACCOUNTANTS' COMPILATION REPORT



To the Owner Trustee of
College and University Facility
Loan Trust Two


We have compiled the accompanying balance sheet of College and University Facility Loan Trust Two (the "Trust"), including the schedule of investments, as of May 31, 2000, and the related statements of operations, cash flows, changes in net assets and financial highlights for the six months then ended, in accordance with standards established by the American Institute of Certified Public Accountants. The financial information for the years ended November 30, 1999, 1998, 1997, 1996 and 1995, presented herein for comparative purposes, was audited by other auditors whose report thereon dated January 5, 2000 expressed an unqualified opinion.

A compilation is limited to presenting in the form of financial statements information that has been obtained from the books and records of the Trust. We have not audited or reviewed the accompanying financial statements or supplemental material and, accordingly, do not express an opinion or any other form of assurance on them.

We are not independent with respect to College and University Facility Loan Trust Two.






                                                         BDO Seidman, LLP



July 18, 2000

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                                   BALANCE SHEET

MAY 31,                                                                                                           2000
----------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS, at amortized cost, net of allowance for possible loan
  losses of $1,132,376 (Notes 1, 2, 6, 7 and 8 and Schedule of Investments)                              $ 145,637,685
CASH                                                                                                           169,493
PREPAID AND OTHER EXPENSES                                                                                      39,750
INTEREST RECEIVABLE                                                                                          1,346,862
DEFERRED BOND ISSUANCE COSTS (Note 2)                                                                          553,915
----------------------------------------------------------------------------------------------------------------------
   Total assets                                                                                            147,747,705
----------------------------------------------------------------------------------------------------------------------

LIABILITIES

BONDS PAYABLE, net of unamortized discount (Notes 1, 3 and 8)                                              125,429,383
INTEREST PAYABLE (Note 3)                                                                                    3,230,754
ACCRUED EXPENSES AND OTHER LIABILITIES                                                                         197,664
DISTRIBUTIONS PAYABLE TO CLASS B CERTIFICATEHOLDERS (Note 5)                                                 1,557,058
----------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                                                       130,414,859
----------------------------------------------------------------------------------------------------------------------

NET ASSETS

CLASS B CERTIFICATES, par value $1 - authorized, issued and
  outstanding - 1,763,800 certificates (Note 5)                                                              1,763,800
ACCUMULATED DEFICIT (Notes 2 and 5)                                                                         (5,288,627)
PAID-IN CAPITAL (Note 2)                                                                                    20,857,673
----------------------------------------------------------------------------------------------------------------------

     Total net assets                                                                                    $  17,332,846
----------------------------------------------------------------------------------------------------------------------

   Net asset value per Class B certificate
     (based on 1,763,800 certificates outstanding)                                                       $        9.83
----------------------------------------------------------------------------------------------------------------------
                                   SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                         STATEMENT OF OPERATIONS

SIX MONTHS ENDED MAY 31,                                                                                          2000
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest income (Note 2)                                                                               $  7,417,124
----------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Interest expense (Notes 2 and 3)                                                                          6,037,691
   Servicer fees (Note 4)                                                                                       76,620
   Trustee fees (Note 4)                                                                                        28,398
   Other trust and bond administration expenses                                                                109,312
----------------------------------------------------------------------------------------------------------------------

     Total expenses                                                                                          6,252,021
----------------------------------------------------------------------------------------------------------------------

     Net investment income                                                                                   1,165,103
----------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                      $  1,165,103
----------------------------------------------------------------------------------------------------------------------
                                   SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                         STATEMENT OF CASH FLOWS


SIX MONTHS ENDED MAY 31,                                                                                          2000
----------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Interest received                                                                                     $   3,482,782
   Interest paid                                                                                            (3,460,761)
   Operating expenses paid                                                                                    (237,992)
----------------------------------------------------------------------------------------------------------------------

     Net cash used for operating activities                                                                   (215,971)
----------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Net decrease in funds held under investment agreements                                                    3,492,572
   Principal payments on Loans                                                                               9,941,360
----------------------------------------------------------------------------------------------------------------------

     Net cash provided by investing activities                                                              13,433,932
----------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Principal repayments on Bonds                                                                           (11,500,367)
   Dividends on Class A Preferred certificates                                                                 (26,845)
   Redemptions of Class A Preferred certificates                                                              (393,335)
----------------------------------------------------------------------------------------------------------------------
   Distribution to Class B certificateholders                                                               (1,175,908)
----------------------------------------------------------------------------------------------------------------------

     Net cash used for financing activities                                                                (13,096,455)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE IN CASH                                                                                           121,506

CASH, beginning of period                                                                                       47,987
----------------------------------------------------------------------------------------------------------------------

CASH, end of period                                                                                      $     169,493
----------------------------------------------------------------------------------------------------------------------

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS TO NET
  CASH USED FOR OPERATING ACTIVITIES:
   Net increase in net assets resulting from operations                                                  $   1,165,103
   Decrease in interest receivable                                                                             113,814
   Increase in prepaid and other expenses                                                                      (39,750)
   Increase in accrued expenses and other liabilities                                                           16,087
   Decrease in Bond interest payable                                                                          (230,007)
   Amortization of original issue discount on Bonds                                                          2,760,453
   Amortization of purchase discount on Loans                                                               (4,048,155)
   Amortization of deferred Bond issuance costs                                                                 46,484
----------------------------------------------------------------------------------------------------------------------

     Net cash used for operating activities                                                              $    (215,971)
----------------------------------------------------------------------------------------------------------------------
                                   SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                              STATEMENT OF CHANGES IN NET ASSETS
                                                                    (NOTE 2 (F))

                                                                                    FOR THE
                                                                                  SIX MONTHS
                                                                                     ENDED                Year Ended
                                                                                    MAY 31,              November 30,
                                                                                     2000                    1999
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income                                                        $    1,165,103           $   2,430,438

DIVIDENDS TO CERTIFICATEHOLDERS (Notes 2 and 5):
   Class A Preferred certificateholders ($.1365 per certificate annually):
     As tax return of capital                                                                -                (203,329)
----------------------------------------------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
       certificateholders resulting from operations                                  1,165,103               2,227,109
----------------------------------------------------------------------------------------------------------------------

CAPITAL CERTIFICATE TRANSACTIONS (Note 5):
   Redemptions of Class A Preferred certificates
     (2,585,848 certificates in 1999)                                                        -              (2,585,848)

DISTRIBUTIONS TO CLASS B CERTIFICATEHOLDERS (Note 5)                                (1,557,058)             (1,175,906)
----------------------------------------------------------------------------------------------------------------------

     Net decrease in net assets resulting from
       capital certificate transactions                                             (1,557,058)             (3,761,754)
----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                                            (391,955)             (1,534,645)
----------------------------------------------------------------------------------------------------------------------

NET ASSETS:
   Beginning of period                                                              17,724,801              19,259,446
----------------------------------------------------------------------------------------------------------------------

   End of period                                                                $   17,332,846           $  17,724,801
----------------------------------------------------------------------------------------------------------------------
                                   SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                          SELECTED FINANCIAL HIGHLIGHTS FOR EACH
                                                 CLASS B CERTIFICATE OUTSTANDING
                                                THROUGHOUT THE PERIODS INDICATED
                                                                 (NOTES 1 AND 5)

                                        FOR THE
                                      SIX MONTHS
                                         ENDED
                                        MAY 31,                               Years Ended November 30,
----------------------------------------------------------------------------------------------------------------------
                                         2000              1999         1998          1997           1996         1995
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, beginning of period       $10.05         $9.45        $8.17          $7.27         $6.42        $5.69

NET INVESTMENT INCOME                         .66          1.38         1.63          1.64           1.75         1.86

PROVISION FOR LOAN LOSSES                       -              -        (.01)         (.11)         (.11)         (.24)

DIVIDENDS TO CLASS A PREFERRED
  CERTIFICATEHOLDERS:
   From net investment income                   -             -            -             -              -         (.43)
   As tax return of capital                     -          (.11)        (.34)         (.63)         (.79)         (.46)

DISTRIBUTION TO CLASS B
  CERTIFICATEHOLDERS:
   As tax return of capital                 (.88)          (.67)           -             -              -            -
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, end of period             $ 9.83        $10.05        $9.45          $8.17         $7.27        $6.42
----------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN (a)                   N/A           N/A          N/A           N/A            N/A          N/A

NET ASSETS APPLICABLE TO CLASS A
  PREFERRED CERTIFICATES,
  end of period                       $         -   $         -  $ 2,585,848    $5,422,117    $ 8,629,880  $10,534,185

NET ASSETS APPLICABLE TO CLASS B
  CERTIFICATES, end of period         $17,332,846   $17,724,801  $16,673,598    $14,401,615   $12,816,146  $11,324,698
----------------------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA:

   Ratio of operating expenses to average
     net assets applicable to
     Class B certificates               71.34%(b)(c)    78.42%(b)    99.83%(b)     123.64%(b)   150.97%(b)   186.94%(b)

   Ratio of net investment income
     to average net assets applicable
     to Class B certificates               13.30%(c)     14.13%       18.57%         21.29%       25.54%        30.76%

   Number of Class B certificates
     outstanding, end of period         1,763,800     1,763,800    1,763,800     1,763,800      1,763,800    1,763,800

(a)  The Trust's investments are recorded at amortized cost as discussed in Note
     2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading.

(b) Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B Certificates was 2.44%(c), 2.57%, 2.32%, 2.56%, 2.67% and 4.70% in 2000, 1999, 1998, 1997, 1996 and 1995,
     respectively.

(c)  Annualized.

                                       SEE ACCOMPANYING ACCOUNTANTS' COMPILATION
                                       REPORT AND NOTES TO FINANCIAL STATEMENTS.

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                          NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION
   AND BUSINESS

College and University Facility Loan Trust Two (the Trust) was formed on March 11, 1988 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by State Street Bank and Trust Company, formerly the Bank of Boston (the Owner Trustee) not in its individual capacity but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on May 12, 1988 (the Closing Date) and issued Bonds in four tranches in the aggregate principal amount (at maturity) of $450,922,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by or previously assigned to the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to Bank One Trust Company, NA, formerly The First National Bank of Chicago (The Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.18% and a weighted average remaining term to maturity of approximately 18.77 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment contracts (Note 2) as specified in the Indenture.




                                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                          NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND
   BUSINESS
   (Continued)

All payments on the Loans and earnings under the investment agreements and any required transfers from the Expense and Liquidity Funds are deposited to the credit of the Revenue Fund held by the Bond Trustee as defined within, and in accordance with the Indenture. On each bond payment date, amounts on deposit to the credit of the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date will be used to further pay down the Bonds to the extent of the maximum principal distribution amount, after which any residual amounts are paid to the certificateholders in the order of priority discussed in Note 5.

On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.


2. SUMMARY OF
   SIGNIFICANT
   ACCOUNTING
   POLICIES

(a)  COLLEGE AND UNIVERSITY FACILITY LOANS

The Loans were purchased and recorded at a discount below par. Pursuant to a "no-action letter" that the Trust received from the Securities and Exchange Commission, the Loans, included in Investments in the accompanying balance sheet, are being accounted for under the amortized cost method of account-ing. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. The remaining balance of the purchase discount on the Loans as of May 31, 2000 was approximately $57,630,000. As a result of prepayments of Loans in the six months ended May 31, 2000, additional interest income of approximately $179,000 was recognized.




                                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                          NOTES TO FINANCIAL STATEMENTS


2. SUMMARY OF
   SIGNIFICANT
   ACCOUNTING
   POLICIES
   (Continued)

(a)  COLLEGE AND UNIVERSITY FACILITY LOANS (Continued)

The Trust's policy is to discontinue the accrual of interest on Loans for which payment of principal or interest is 180 days or more past due or for other such Loans that management believes the collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is recorded when received. Payments are applied to interest first, with the balance, if any, applied to principal. At May 31, 2000, one loan has been placed on nonaccrual status.

(b)  OTHER INVESTMENTS

Other investments, which are included in Investments in the accompanying balance sheet, consist of two investment agreements issued by Morgan Guaranty Trust Company, bearing fixed rates of interest of 7.05% and 7.75%. These investments may take the form of repurchase agreements (the underlying collateral of which shall be as to form and substance acceptable to each nationally recognized statistical rating agency that rates the Bonds), time deposits or other lawful investments at Morgan Guaranty Trust Company's option. These investments are carried at cost. These investment agreements terminate on the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full.

(c)  FEDERAL INCOME TAXES

It is the Trust's policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.




                                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                          NOTES TO FINANCIAL STATEMENTS


2. SUMMARY OF
   SIGNIFICANT
   ACCOUNTING
   POLICIES
   (Continued)

(d)  DEFERRED BOND ISSUANCE COSTS

Deferred Bond issuance costs are being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. When Loan prepayments occur, an additional portion of the deferred issuance costs is expensed in the year the prepayment occurred, so that the future effective interest rate remains unchanged.

(e)  ACCOUNTING FOR IMPAIRMENT OF A LOAN AND ALLOWANCE FOR LOAN LOSSES

The Trust accounts for credit losses in accordance with Statement of Financial Accounting Standards (SFAS) No. 114, "ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN," as amended by SFAS No. 118 (hereafter collectively referred to as SFAS
114). SFAS 114 requires that impaired loans, as defined, be measured based on the present value of the expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent.

Management is responsible for establishing an allowance for loan losses based on its best estimate of losses that might occur. Ultimate losses may vary from the current estimate. This estimate is reviewed periodically, and as a provision to the allowance for loan losses becomes necessary, it is reported in the period in which it becomes known. Allowances are established for those loans that, in the opinion of management, are deemed to be impaired and potentially uncollectible.

The allowance for loan losses is based on management's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. Factors considered in evaluating the adequacy of the allowance include previous loss experience, current economic conditions and their effect on borrowers, the performance of individual Loans in relation to contract terms, adverse situations that may affect the borrower's ability to pay and the estimated fair values of collateral.




                                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                          NOTES TO FINANCIAL STATEMENTS


2.       SUMMARY OF
         SIGNIFICANT
         ACCOUNTING
         POLICIES
         (Continued)

(e)  ACCOUNTING FOR IMPAIRMENT OF A LOAN AND ALLOWANCE FOR LOAN LOSSES
     (Continued)

The factors discussed above are inherently difficult to predict. Accordingly, the final outcome of these estimates and the ultimate realization of amounts on certain Loans may vary significantly from the amounts reflected in the accompanying financial statements.

(f)  PRESENTATION OF CAPITAL DISTRIBUTIONS

Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, "DETERMINATION, DISCLOSURE AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES" (SOP 93-2). SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax-basis.

As of November 30, 1999, all tax earnings and profits have been distributed. Accordingly, all accumulated undistributed net investment income has been reclassified to paid-in capital. This reclassification results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve and dividends payable are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.

The Trust expects to have a tax return of capital for the fiscal year ending November 30, 2000, however, the amount cannot be reasonably estimated at May 31, 2000.




                                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                          NOTES TO FINANCIAL STATEMENTS


2. SUMMARY OF
   SIGNIFICANT
   ACCOUNTING
   POLICIES
   (Continued)

(g)  USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


3. BONDS

   The Bonds outstanding at May 31, 2000 consist of the following:


                                     Outstanding     Unamortized       Carrying
              Interest   Stated       Principal       Discount           Amount
   Type       Rate       Maturity      (000s)          (000s)            (000s)
--------------------------------------------------------------------------------
Sequential    4.00%    June 1, 2002     $ 12,167    $    89            $ 12,078
Sequential    4.00     June 1, 2018      149,370     36,019             113,351
--------------------------------------------------------------------------------

                                        $161,537    $36,108            $125,429
--------------------------------------------------------------------------------

Interest on the Bonds is payable semiannually. On June 1, 2000, the Trust made a principal payment of $8,701,721 on the 4%, June 1, 2002 bonds.

Principal payments on the Bonds will be made prior to the respective stated maturities on each bond payment date in an amount equal to the lesser of either
(1) amounts available in the Revenue Fund after certain required payments of interest and principal (at the stated maturity of the Bonds) and, administrative expenses after required transfers to the Expense Fund and the Liquidity Fund (such that the amounts on deposit are equal to the Expense Fund Requirement and the Liquidity Fund Requirement, respectively), or (2) the Maximum Principal Distribution Amount, as defined within the Indenture. These principal payments will be applied to each class of Bonds in the order of their stated maturities, so that no payment of principal will be made on the Bonds of any class until all Bonds having an earlier stated maturity have been paid in full.




                                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                          NOTES TO FINANCIAL STATEMENTS


3. BONDS
   (Continued)

The estimated aggregate principal payments on the Bonds at May 31, 2000 after taking into consideration actual Loan prepayments, Defaulted Loans and the Maximum Principal Distribution Amount, as defined in the Indenture, are as follows:


                                                        Amount
   FISCAL YEAR                                          (000s)
--------------------------------------------------------------------------------
   2000                                               $  8,702
   2001                                                 18,138
   2002                                                 18,206
   2003                                                 13,870
   2004                                                 12,735
   Thereafter                                           89,886
--------------------------------------------------------------------------------

   Total                                              $161,537
--------------------------------------------------------------------------------

Actual Bond principal payments may differ from estimated payments because borrowers may prepay or default on their obligations. The Bonds are not subject to optional redemption by either the Trust or the bondholders.

In the event of negative cash flows, a Liquidity Fund has been established and maintained such that, on or before such payment date, the Liquidity Fund may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

The original issue discount is being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. Accordingly, loan prepayments have the effect of accelerating bond payments. When Bond payments occur sooner than estimated payments, a portion of the original issue discount is expensed in the year of prepayment, so that the future effective interest rate on the Bonds remains unchanged.




                                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                          NOTES TO FINANCIAL STATEMENTS


4. ADMINISTRATIVE
   AGREEMENTS

(a)  SERVICER

As compensation for the services provided under the servicing agreement, GMAC Commercial Mortgage Corporation (GMAC) receives a collection fee. The fee is earned each date payments are received on each Loan and is equal to .075 of 1% of the outstanding principal balance of each Loan divided by the number of payments of principal and interest in a calendar year. For the six months ended May 31, 2000, GMAC's fees totaled $76,620, which includes other related expenses of $5,606.

(b)  TRUSTEES

As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

   The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, earned fees of $7,500 and $6,250, respectively, for the six months ended May 31, 2000. In addition, the Owner Trustee incurred $125 for out-of-pocket expenses.

   The Bond Trustee is entitled to an annual fee equal to .015 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. For the six months ended May 31, 2000, Bond Trustee fees amounted to $11,854. In addition, the Bond Trustee incurred $2,669 for out-of-pocket expenses.




                                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                          NOTES TO FINANCIAL STATEMENTS


5. CERTIFICATES

The certificates comprise two classes, namely 13.65% Class A Preferred and Class
B. Dividends on the Class A Preferred certificates are payable in cash at the rate of 13.65% per annum from amounts received by the Owner Trustee pursuant to the Declaration of Trust. The Class A Preferred certificates are required to be redeemed by the Trust on any Distribution Date (defined below) to the extent of the amount on deposit to the credit of the Revenue Fund, as discussed in Note 1, and after all accrued but unpaid dividends thereon have been paid in full. No distributions on the Class B certificates may be made until all Class A Preferred certificates have been redeemed.

As the Class A Preferred certificates have been fully redeemed, the holders of the Class B certificates will receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust, pro rata, in the same proportion that the par value of the certificates evidenced by each Class B certificate bears to the sum of the par value of the certificates evidenced by all of the Class B certificates. On June 2, 2000 a distribution of $1,557,058 was made to the Class B certificateholders. This payment is reflected as a liability in the accompanying balance sheet.

The certificateholders shall each be entitled to one vote per certificate.

Dividends and other payments are distributed to the certificateholders, while the Bonds are outstanding, on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each calendar month.




                                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                          NOTES TO FINANCIAL STATEMENTS


6. ALLOWANCE FOR
   LOAN LOSSES

An analysis of the allowance for loan losses for the six months ended May 31, 2000 is summarized as follows:

Balance, beginning of period                                        $ 1,132,376
Provision                                                                     -
Charge-offs                                                                   -
--------------------------------------------------------------------------------

Balance, end of period                                              $ 1,132,376
--------------------------------------------------------------------------------

At May 31, 2000, the recorded investment in the loan that is considered to be impaired under SFAS 114 was approximately $70,000 with a related allowance for loan loss of $49,000.

The average recorded investment in the impaired loan during the six months ended May 31, 2000 was approximately $69,000. For the six months ended May 31, 2000, no interest income was recognized on the impaired loan.

The amortized cost of the loan placed on nonaccrual status is approximately $70,000 at May 31, 2000. See Note 2 (e), "Accounting for Impairment of a Loan and Allowance for Loan Losses," for a discussion of the Trust's impaired loan accounting policy.




                                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                          NOTES TO FINANCIAL STATEMENTS


7. LOANS

Scheduled principal and interest payments on the Loans as of May 31, 2000, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                   Principal        Interest
                   Payments         Payments        Total
FISCAL YEAR         (000s)         (000s)          (000s)
--------------------------------------------------------------------------------
2000            $  12,251     $  2,983          $  15,234
2001               19,911        5,401             25,312
2002               19,530        4,734             24,264
2003               15,712        4,158             19,870
2004               14,816        3,667             18,483
Thereafter        105,108       20,544            125,652
--------------------------------------------------------------------------------

Total           $ 187,328     $ 41,487          $ 228,815
--------------------------------------------------------------------------------

Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest on the Loans may vary significantly from the scheduled payments. As of May 31, 2000, there were no Loans in Default.

The following analysis summarize the stratification of the loan portfolio by type of collateral and institution as of May 31, 2000:


                                    Amortized
                       Number         Cost
TYPE OF COLLATERAL     of Loans      (000s)              %
--------------------------------------------------------------------------------
Loans secured by a
 first mortgage          243        $  71,388            55.0%

Loans not secured by
 a first mortgage        144           58,310            45.0
--------------------------------------------------------------------------------

Total Loans              387        $ 129,698           100.0%
--------------------------------------------------------------------------------




                                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                          NOTES TO FINANCIAL STATEMENTS


7. LOANS
   (Continued)

                                               Amortized
                              Number            Cost
TYPE OF INSTITUTION           of Loans         (000s)              %
--------------------------------------------------------------------------------
Private                        249          $  71,327             55.0%

Public                         138             58,371             45.0
--------------------------------------------------------------------------------

Total Loans                    387          $ 129,698            100.0%
--------------------------------------------------------------------------------

The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities; and, in the case of some Loans to public institutions, which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and the diversity of program offerings.

The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.




                                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                          NOTES TO FINANCIAL STATEMENTS

7. LOANS
   (Continued)

A number of borrowers are currently experiencing financial difficulties due to declining enrollment, increasing costs and a decline in endowments, grants, private gifts, and State and Federal funding. Many of these troubled borrowers are developing and implementing strategic plans to improve their financial position; the plans generally include taking actions to control costs and increase revenues through tuition increases, fundraising campaigns, higher enrollment and a reduction of faculty.

Due to the special purpose nature of the borrowers' real properties, the ability of troubled borrowers to repay their loans may ultimately be dependent upon the future success of the institutions' programs.


8. FAIR VALUE
   OF FINANCIAL
   INSTRUMENTS

SFAS No. 107, "DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS," allows for the use of a wide range of valuation techniques; therefore, it may be difficult to compare the Trust's fair value information to independent markets or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying "market" value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

Current market prices are not available for most of the Trust's financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these items for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate.




                                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                          NOTES TO FINANCIAL STATEMENTS

8. FAIR VALUE
   OF FINANCIAL
   INSTRUMENTS
   (Continued)

The estimated fair value of each category of the Trust's financial instruments and the related book value presented in the accompanying balance sheet as of May 31, 2000 is as follows:

                                       Book Value               Fair Value
                                         (000s)                   (000s)
--------------------------------------------------------------------------------
Loans                                  $  128,566*              $ 142,240

Investment Agreements:
  Revenue Fund                             13,498                  14,385
  Liquidity Fund                            3,574                   4,123
--------------------------------------------------------------------------------

                                       $  145,638               $ 160,748
--------------------------------------------------------------------------------

Bonds                                  $ 125,429                $ 134,561
--------------------------------------------------------------------------------

*Net of Allowance for Loan Losses of $1,132,376.




                                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------

                                  May 31, 2000
                                  ------------

                          (Dollar Amounts in Thousands)

                                   (continued)

 Outstanding                                                      Stated                        Internal        Amortized
  Principal                                                       Interest         Maturity       Rate of        Cost (Notes
   Balance                     Description                        Rate %            Date          Return %         1 and 2)
------------  ------------------------------------            ------------       ----------      ---------      -----------
              COLLEGE AND UNIVERSITY LOANS (88.3%)
              ------------------------------------
              -------------- A --------------
        $425  Alabama Agricultural and Mechanical University   3.000-3.750        07/01/2005       10.25          $346
       1,795  Alabama Agricultural and Mechanical University      3.000           05/01/2018       10.27         1,050
         137  Albion College                                      3.000           10/01/2009       10.56            98
         523  Albright College                                    3.000           11/01/2015       10.23           332
          20  Alcorn State University                             3.500           11/01/2002       10.15            18
          50  Allegheny College                                   3.000           07/01/2015       10.38            22
         120  Alma College                                        3.750           04/01/2002       11.52           108
          47  American International College                      3.375           10/01/2002       10.84            43
          70  Anderson University                                 3.500           03/01/2003       11.42            60
         200  Anderson University                                 3.000           03/01/2006       11.19           153
          35  Appalachian State University                        3.500           07/01/2001       10.28            32
         215  Arizona State University                            3.125           09/01/2001       10.17           199
         190  Arizona State University                            3.375           10/01/2002       10.16           172
         945  Arizona State University                            3.000           04/01/2006       10.60           742
         493  Arkansas State University                           3.750           04/01/2005       10.75           405
       2,095  Auburn University                                   3.000           12/01/2018        9.16         1,273
         201  Azusa Pacific University                            3.750           04/01/2015       10.88           127
              -------------- B --------------
       1,025  Baptist College at Charleston                       3.000           03/01/2019       10.73           561
         621  Baptist College at Charleston                       3.000           03/01/2011       10.98           414
         157  Becker Junior College                               3.000           04/01/2005       11.21           125
          73  Bellarmine College                                  3.625           05/01/2004       11.34            62
         107  Benedict College                                    3.750           11/01/2004       10.75            91
         787  Benedict College                                    3.000           11/01/2006       10.61           624
       1,793  Benedict College                                    3.000           11/01/2020       10.36           994
       1,568  Bentley College                                     3.000           11/01/2007       10.57         1,195
         291  Bethany College                                     3.375           11/01/2012       10.54           200
         275  Bethany College                                     3.000           11/01/2017       10.40           161
         503  Bethany College                                     3.000           11/01/2012       10.40           334
          12  Bethune-Cookman College                             3.000           11/01/2002       10.74            11
         148  Boston Architectural Center                         3.750           11/01/2004       10.77           127
          90  Bradford College                                    3.375           10/01/2001       10.85            70
         272  Brandeis University                                 3.000           11/01/2011       10.64           184
         110  Brevard College                                     3.000           11/01/2004       10.71            94
          61  Brevard College                                     3.000           05/01/2006       11.12            47
          78  Bryan College                                       3.500           04/01/2003       11.39            67
          94  Buena Vista College                                 3.000           02/01/2006       11.23            72
              -------------- C --------------
         925  California Polytechnic State University             3.000           11/01/2006       10.05           718
         305  California State University                         3.000           11/01/2006        8.75           253




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS    22

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------

                                  May 31, 2000
                                  ------------

                          (Dollar Amounts in Thousands)

                                   (continued)

 Outstanding                                                      Stated                        Internal        Amortized
  Principal                                                       Interest         Maturity       Rate of        Cost (Notes
   Balance                     Description                        Rate %            Date          Return %         1 and 2)
------------  ------------------------------------            ------------       ----------      ---------      -----------
      $1,200  California State University                         3.000           11/01/2013       8.93          $843
       2,578  California State University                         3.000           11/01/2019       8.99         1,600
          50  Calvin College                                      3.000           11/01/2000      10.83            48
       1,955  Cameron University                                  3.000           04/01/2007      10.16         1,502
          85  Canisius College                                    3.375           05/01/2002      11.48            77
       1,545  Canisius College                                    3.000           11/01/2017      10.40           909
         130  Carnegie-Mellon University                          3.500           11/01/2001      10.52           121
         245  Carnegie-Mellon University                          3.000           05/01/2009      10.73           174
         977  Carnegie-Mellon University                          3.000           11/01/2017      10.51           573
          57  Carroll College                                     3.125           06/01/2000      10.75            54
         344  Carroll College                                     3.750           06/01/2014      10.46           225
         162  Carroll College                                     3.000           06/01/2018      10.15            94
         412  Carroll College                                     3.750           03/01/2015      10.93           259
         155  Case Western Reserve University                     3.500           04/01/2003      11.39           133
         228  Catawba College                                     3.000           12/01/2009      10.27           159
          40  Central Missouri State University                   3.125           07/01/2000      10.24            38
         126  Central Missouri State University                   3.375           07/01/2001      10.27           117
         489  Central Missouri State University                   3.625           07/01/2004      10.29           415
         895  Central Missouri State University                   3.000           07/01/2007      10.18           685
         149  Champlain College                                   3.000           12/01/2013      10.19            94
         540  Chapman College                                     3.000           10/01/2013      10.65           343
         303  Chapman College                                     3.000           11/01/2005      10.63           245
         212  Chapman College                                     3.000           11/01/2007      10.57           162
       1,515  Chateau Community Housing Association               3.000           10/01/2012      10.51         1,001
          60  Cisco Junior College                                3.000           11/01/2005      10.04            50
         110  Cisco Junior College                                3.000           07/01/2005      10.15            89
           5  Claflin College                                     3.125           04/01/2001      11.59             5
         340  Clemson University                                  3.000           07/01/2005       9.51           284
         135  Coker College                                       3.000           12/01/2009      10.04            95
          66  College of Notre Dame of Maryland                   3.375           11/01/2002      10.48            61
         126  College of Our Lady of the Elms                     3.375           10/01/2001      10.86           117
         895  College of Saint Rose                               3.000           05/01/2022      10.43           478
         511  College of Saint Thomas                             3.000           11/01/2009      10.53           368
          35  College of Santa Fe                                 3.500           10/01/2001      10.86            32
         189  College of Santa Fe                                 3.000           10/01/2005      10.66           153
         591  College of Santa Fe                                 3.000           10/01/2018      10.43           343
       1,000  College of the Holy Cross                           3.625           10/01/2013      10.60           676
         715  College of the Holy Cross                           3.000           10/01/2006      10.63           560
          27  College of the Virgin Islands                       3.000           11/01/2002      10.15            24
          70  College of the Virgin Islands                       3.000           10/01/2003      10.16            61
         207  Columbia College                                    3.625           07/01/2004      10.90           173
          70  Columbia College                                    3.000           07/01/2006      10.80            55




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS    23

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------

                                  May 31, 2000
                                  ------------

                          (Dollar Amounts in Thousands)

                                   (continued)

 Outstanding                                                      Stated                        Internal        Amortized
  Principal                                                       Interest         Maturity       Rate of        Cost (Notes
   Balance                     Description                        Rate %            Date          Return %         1 and 2)
------------  ------------------------------------            ------------       ----------      ---------      -----------
        $124  Concordia College                                   3.000           04/01/2009      11.05           $90
         705  Concordia College                                   3.000           05/01/2019      10.65           391
          56  Cornell College                                     3.000           10/01/2005      10.66            46
         318  Cumberland University                               3.000           08/01/2017      10.52           185
              -------------- D --------------
         625  Daemen College                                      3.000           04/01/2016      10.77           380
         183  Dakota Wesleyan University                          3.000           10/01/2015      10.46           112
         210  Dana College                                        3.000           04/01/2005      11.22           167
          40  Dana College                                        3.500           04/01/2003      11.39            34
         131  Dickinson College                                   3.000           05/01/2018      10.30            77
         218  Dillard University                                  3.000           04/01/2008      11.09           162
          38  Doane College                                       3.000           11/01/2000      10.83            36
         200  Dormitory Authority State of NY
              (New York University)                               3.000           07/01/2000       8.95           192
         577  Dowling College                                     3.000           10/01/2010      10.75           399
           7  Drexel University                                   2.875           05/01/2001      11.57             6
       1,170  Drexel University                                   3.500           05/01/2014      10.53           766
         273  Drury College                                       3.000           04/01/2015      10.63           170
         464  Drury College                                       3.000           10/01/2010      10.75           321
       1,041  D'Youville College                                  3.000           04/01/2018      10.90           580
              -------------- E --------------
       1,216  East Texas State University                         3.500           03/01/2002       9.48         1,086
       1,549  East Texas State University                         3.000           03/01/2002       9.60         1,366
          42  East Texas State University                         3.000           11/01/2000       9.26            41
         390  Elizabeth City State University                     3.000           10/01/2017      10.02           239
         450  Embry-Riddle Aeronautical University                3.000           09/01/2007      10.64           340
         158  Emmanuel College                                    3.000           11/01/2013      10.45           101
              -------------- F --------------
       1,640  Fairleigh Dickinson University                      3.000           11/01/2017      10.39           966
         180  Florida Agricultural and Mechanical University      3.625           07/01/2004      10.29           152
         183  Florida Atlantic University                         3.500           07/01/2004      10.27           157
         315  Florida Atlantic University                         3.000           07/01/2006      10.18           248
         182  Florida Institute of Technology                     3.000           11/01/2009      10.53           131
         128  Florida State University                            3.500           06/01/2001       8.44           120
         645  Florida State University                            3.000           01/01/2009       9.40           489
          26  Fort Hays State University                          3.500           10/01/2001      10.19            25
          83  Fort Hays State University                          3.625           10/01/2002      10.18            75
         155  Fort Hays State University                          3.000           10/01/2007      10.08           120
         510  Fort Lewis College                                  3.000           10/01/2006      10.09           406
              -------------- G --------------
         695  Gannon University                                   3.000      11/01/2011          10.49           473
         202  Gannon University                                   3.000      12/01/2022          10.13           107
          67  Gavilan College                                     3.000      04/01/2006          10.59            52




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS    24

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------

                                  May 31, 2000
                                  ------------

                          (Dollar Amounts in Thousands)

                                   (continued)

 Outstanding                                                      Stated                        Internal        Amortized
  Principal                                                       Interest         Maturity       Rate of        Cost (Notes
   Balance                     Description                        Rate %            Date          Return %         1 and 2)
------------  ------------------------------------            ------------       ----------      ---------      -----------
         $23  George Fox College                                  3.500           04/01/2001      11.25           $21
         763  George Fox College                                  3.000           07/01/2018      10.64           434
         459  Georgetown College                                  3.000           12/01/2008      10.04           333
         820  Georgetown College                                  3.000           12/01/2009      10.05           579
       2,809  Georgetown University                               3.000           11/01/2020      10.36         1,556
       7,165  Georgetown University                               4.000           11/01/2020      10.52         4,305
         986  Georgetown University                               3.000           05/01/2005      10.86           807
         410  Georgia Education Authority Board of Regents
                of the University System of Georgia               3.375           01/01/2003      10.60           357
          43  Grambling State University                          3.000           11/01/2000      10.11            41
              -------------- H --------------
         373  Hampshire College                                   3.000           07/01/2013      10.75           236
       1,343  Hampshire College                                   3.000           02/01/2014      10.70           841
         150  Harcum Junior College                               3.375           11/01/2002      10.77           135
         560  Harper Grace Hospital                               3.625           04/01/2005      11.26           453
         129  Hesston College                                     3.000           04/01/2006      11.14            99
         318  High Point College                                  3.000           12/01/2010      10.26           220
       1,839  Hinds Junior College                                3.000           04/01/2013      10.42         1,212
          56  Hiwassee College                                    3.375           01/01/2003      11.58            49
         195  Hiwassee College                                    3.000           09/15/2018      10.58           111
       1,923  Hofstra University                                  3.000           11/01/2012      10.61         1,267
         285  Hood College                                        3.625           11/01/2014      10.54           189
         380  Houston Tillotson College                           3.500           04/01/2014      10.90           244
          30  Huntingdon College                                  3.500           03/01/2002      11.54            27
         245  Huntingdon College                                  3.000           10/01/2008      10.60           181
              -------------- I --------------
         135  Illinois Institute of Technology                    3.000           03/01/2003      11.10           117
         122  Indiana University                                  3.375           04/01/2001      10.06           114
         300  Indiana University                                  3.500           04/01/2001      10.06           280
         948  Indiana University                                  3.750           12/01/2003       8.84           838
         113  Inter American University of Puerto Rico            3.000           09/01/2007      10.66            87
       2,402  Inter American University of Puerto Rico            3.000           01/01/2017      10.94         1,391
              -------------- J --------------
       1,640  James Madison University                            3.000           06/01/2009      10.49         1,169
         378  Johnson & Wales College                             3.000           11/01/2013      10.59           243
         175  Johnson C. Smith University                         3.000           05/01/2005      11.18           140
          25  Judson College                                      3.750           07/01/2004      10.92            21
              -------------- K --------------
         141  Kansas State University                             3.375           10/01/2002       9.12           130
         635  Kansas State University                             3.625           04/01/2004       9.77           547
          70  Kendall College                                     3.375           10/01/2002      10.82            63
         224  Kendall College                                     3.000           10/01/2008      10.59           165
         116  Kent State University                               3.500           12/01/2000       8.90           108




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS    25

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------

                                  May 31, 2000
                                  ------------

                          (Dollar Amounts in Thousands)

                                   (continued)

 Outstanding                                                      Stated                        Internal        Amortized
  Principal                                                       Interest         Maturity       Rate of        Cost (Notes
   Balance                     Description                        Rate %            Date          Return %         1 and 2)
------------  ------------------------------------            ------------       ----------      ---------      -----------
        $285  Knox College                                        3.000           04/01/2006      11.15          $219
              -------------- L --------------
         285  LaGrange College                                    3.000           03/01/2009      11.06           200
         259  Langston University                                 3.375           10/01/2003      10.15           228
         885  Langston University                                 3.000           04/01/2007      10.56           672
         454  Lassen Junior College District                      3.000           04/01/2020      10.27           254
         875  Leland Stanford Junior College                      3.375           05/01/2003      11.33           752
         164  Lenoir Rhyne College                                3.000           12/01/2006      10.04           127
          82  Linfield College                                    3.000           10/01/2017      10.44            48
         593  Long Island University                              3.750           05/01/2005      11.22           482
         200  Long Island University                              3.000           11/01/2009      10.69           143
         699  Long Island University                              3.000           11/01/2009      10.69           499
         257  Long Island University                              3.750           04/01/2003      11.41           222
         545  Long Island University                              3.625           06/01/2014      10.49           355
          96  Long Island University                              3.750           10/01/2004      10.79            81
         193  Louisiana State University                          3.500           07/01/2001       8.65           186
         826  Louisiana State University                          3.625           07/01/2004       9.04           720
         338  Louisiana State University                          3.000           07/01/2005       8.84           288
         305  Louisiana State University                          3.000           07/01/2006       8.87           255
         173  Louisiana State University                          3.000           07/01/2001       8.62           162
          47  Lycoming College                                    3.500           05/01/2001      11.22            44
         229  Lycoming College                                    3.625           05/01/2014      10.64           149
         310  Lycoming College                                    3.750           05/01/2015      10.62           199
         478  Lynchburg College                                   3.750           05/01/2015      10.64           311
         625  Lynchburg College                                   3.000           05/01/2018      10.68           356
              -------------- M --------------
         260  MacAlester College                                  3.375           05/01/2002      11.41           232
         437  MacAlester College                                  3.000           05/01/2020      10.46           244
         535  Marian College                                      3.000           10/01/2016      10.45           321
          92  Marquette University                                3.000           07/31/2024      10.59            46
         393  Mary Baldwin College                                3.375           05/01/2012      10.68           267
         600  Marymount University                                3.000           05/01/2016      10.52           359
         665  McLennan Community College                          3.000           04/01/2006      10.49           524
          46  McNeese State University                            3.500           10/01/2001      10.18            43
         944  Memorial Hospital for Cancer and Allied Diseases    3.375           04/01/2012      10.68           638
          29  Menlo College                                       3.125           04/01/2001      11.53            27
         461  Mercer University                                   3.000           05/01/2014      10.58           292
       1,440  Mercy College of Detroit                            3.625           10/01/2013      10.59           960
          35  Merrimack College                                   3.000           04/15/2019      10.53            26
         118  Merrimack College                                   3.000           04/15/2008      10.79            67
          50  Middlebury College                                  3.375           10/01/2002      11.12            45




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS    26

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------

                                  May 31, 2000
                                  ------------

                          (Dollar Amounts in Thousands)

                                   (continued)

 Outstanding                                                   Stated                             Internal       Amortized
  Principal                                                    Interest            Maturity       Rate of       Cost (Notes
   Balance                     Description                     Rate %               Date          Return %        1 and 2)
------------  ------------------------------------         ------------          ----------      ---------      -----------
        $77   Midland Lutheran College                            3.000           04/01/2005      11.20        $61
        576   Millsaps College                                    3.000           11/01/2021      10.34        313
      1,520   Mississippi State University                        3.000           12/01/2020       9.64        862
         54   Mississippi Valley State University                 3.500           07/01/2001      10.28         50
         72   Molloy College                                      3.375           10/01/2002      10.81         64
        220   Moravian College                                    3.375           11/01/2012      10.52        149
        745   Morehouse College                                   3.000           07/01/2010      10.50        490
      2,168   Morgan State University                             3.000           11/01/2014      10.56      1,358
        196   Morris Brown College                                3.750           05/01/2007      11.12        163
      1,737   Morris Brown College                             2.750-3.750        05/01/2018      10.89      1,072
        580   Morris College                                      3.000           11/01/2009      10.53        417
         34   Muhlenberg College                                  3.000           11/01/2000      10.50         33
              -------------- N --------------
        150   New England College                                 3.000           04/01/2016      10.77         88
        625   Newark Beth Israel Hospital                         3.625           01/01/2014      11.06        394
         66   NIACC Dormitories, Inc.                             3.000           10/01/2012      10.27         44
      2,793   Norfolk State University                            3.000           12/01/2021       9.77      1,551
              North Carolina Agricultural and
        597   Technical State University                          3.000           05/01/2014      10.34        378
        485   North Carolina State University                     3.625           09/01/2004          8        435
        147   North Carolina State University                     3.125           09/01/2001       7.58        140
        181   North Carolina State University                     3.500           09/01/2001       7.63        172
        110   North Greenville College                            3.000           11/01/2003      10.72         97
         56   Northeast Louisiana University                      3.500           04/01/2001      10.28         52
        188   Northeast Missouri State University              3.375-3.500        05/01/2002         11        169
      2,965   Northeastern University                             3.000           05/01/2018      10.53      1,711
        100   Northeastern University                             3.000           05/01/2004      10.97         84
         50   Northwestern State University                       3.125           10/01/2000      10.15         49
        345   Nova University                                     3.000           12/01/2007      10.04        258
              -------------- O -------------
        274   Occidental College                                  3.000           10/01/2019      10.41        154
        205   Olympic Community College                           3.000           10/01/2008      10.07        154
         28   Ouachita Baptist University                         3.000           12/01/2006      10.04         22
              -------------- P -------------
        920   Paine College                                       3.000           10/01/2016      10.45        553
      2,368   Philadelphia College of Art                         3.000           01/01/2022      10.62      1,239
        490   Pine Manor College                                  3.625           10/01/2003      10.80        426
        163   Polytechnic University                              3.375           10/01/2011      10.59        113
        185   Post College                                        3.000           04/01/2010      10.76        129
        960   Purdue University                                   3.625           07/01/2004       9.33        828
        283   Purdue University                                   3.000           07/01/2005       9.26        239




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS    27

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------

                                  May 31, 2000
                                  ------------

                          (Dollar Amounts in Thousands)

                                   (continued)

 Outstanding                                                      Stated                          Internal    Amortized
  Principal                                                       Interest         Maturity       Rate of    Cost (Notes
   Balance                     Description                        Rate %            Date          Return %     1 and 2)
------------  ------------------------------------             ------------       ----------      ---------  -----------
              -------------- Q -------------
        $19   Queens College                                      3.500            11/01/2001     10.88        $18
        131   Queens College                                      3.625            07/01/2004     10.90        110
              -------------- R -------------
        280   Randolph-Macon College                              3.000            05/01/2010     10.72        197
         98   Randolph-Macon College                              3.000            11/01/2000     10.50         94
        510   Regis College (Denver)                              3.000            11/01/2012     10.47        338
         81   Regis College (Weston)                              3.375            10/01/2002     10.85         75
        200   Rhode Island College                                3.000            10/01/2005     10.09        164
         15   Rider College                                       3.500            05/01/2001     11.57         14
        118   Rider College                                       3.375            05/01/2002     11.44        105
         27   Rider College                                       3.125            11/01/2000     10.86         26
      1,805   Rider College                                       3.625            11/01/2013     10.42      1,222
        422   Rider College                                       3.000            05/01/2017     10.70        244
         92   Rio Grande College                                  3.000            03/30/2009     10.93         66
        645   Rutgers, The State University                       3.750            05/01/2016      9.19        442
         75   Rutgers, The State University                       3.125            05/01/2001      8.89         71
              -------------- S -------------
         75   Saint Ambrose University                            3.000            11/01/2001     10.78         69
         65   Saint Anselm College                                3.375            10/01/2001     10.88         61
         72   Saint John's University                             3.000            10/01/2002     10.76         64
        148   Saint Louis College of Pharmacy                     3.375            10/01/2004     10.74        124
         23   Saint Louis University                              3.125            10/01/2000     10.90         22
        294   Saint Louis University                              3.500            11/01/2002     10.80        266
         84   Saint Mary's College                                3.000            03/01/2005     11.25         67
        408   Saint Mary's College                                3.000            06/01/2020     10.14        226
      1,858   Saint Michael's College                             3.000            05/01/2013     10.60      1,209
        101   Saint Norbert College                               3.375            04/01/2002     11.52         92
        158   Saint Norbert College                               3.625            04/01/2004     11.33        132
        325   Saint Norbert College                               3.000            04/01/2007     11.10        243
        474   Saint Paul's College                                3.000            11/01/2014     10.56        297
        600   Saint Vincent College                               3.500            05/01/2013     10.86        391
        180   Sam Houston State University                        3.500            10/01/2001      9.10        170
        815   San Diego State University                          3.000            11/01/2007     10.04        652
      1,195   Sangamon State University                           3.000            11/01/2018     10.12        718
        190   Seattle University                                  3.500            11/01/2001     10.84        178
        480   Seattle University                                  3.000            11/01/2008     10.55        355
        110   Seton Hall University                               3.000            11/01/2000     10.83        106
        328   Seton Hill College                                  3.625            11/01/2014     10.53        215
          9   Sierra College                                      3.375            04/01/2002     10.87          8
        314   Simpson College                                     3.000            07/01/2016     10.58        186
        380   South Dakota School of Mines and Technology         3.000            04/01/2018     10.30        219




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS    28

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------

                                  May 31, 2000
                                  ------------

                          (Dollar Amounts in Thousands)

                                   (continued)

 Outstanding                                                      Stated                          Internal    Amortized
  Principal                                                       Interest         Maturity       Rate of    Cost (Notes
   Balance                     Description                        Rate %            Date          Return %     1 and 2)
------------  ------------------------------------             ------------       ----------      ---------  -----------
       $127   South Dakota School of Mines and Technology             3.625       04/01/2002      10.85       $115
         24   South Plains College                                    3.500       10/01/2002      10.18         22
         72   South Plains College                                    3.625       10/01/2004      10.17         62
         50   South Plains College                                    3.000       10/01/2005      10.10         42
        225   Southeast Missouri State University                     3.500       04/01/2002      10.82        202
        976   Southeast Missouri State University                     3.000       04/01/2007      10.58        753
        665   Southeastern Oklahoma State University                  3.000       04/01/2009      10.51        479
        106   Southern Arkansas University                            3.500       10/01/2002      10.23         96
        505   Southern Methodist University                           3.000       10/01/2007      10.61        383
        190   Southern Nazarene University                            3.750       04/01/2005      11.27        154
        455   Southwest Missouri State College                        3.375       10/01/2002      10.17        417
      2,305   Southwest Texas State University                        3.000       10/01/2015       9.51      1,495
          7   Southwestern Christian College                          3.000       11/01/2000      10.83          7
          4   Spalding University                                     3.125       09/01/2000      10.95          4
        331   Spalding University                                     3.000       09/01/2007      10.66        256
        443   Springfield College                                     3.500       05/01/2013      10.67        298
         68   Springfield College                                     3.000       05/15/2005      10.11         56
        155   State Center Community College                          3.000       10/01/2004      10.10        131
      1,897   Stephen F. Austin State University                  3.375-3.500     10/01/2012       9.57      1,348
        158   Stetson University                                      3.000       01/01/2006      11.25        120
        106   Stillman College                                        3.750       02/01/2004      11.42         88
        313   Stonehill College                                       3.000       10/01/2006      10.64        246
        175   SUNY, Mohawk Valley Community College                   3.000       04/01/2005      10.26        130
              -------------- T -------------
         28   Talladega College                                       3.375       12/01/2001      10.08         25
        402   Talladega College                                       3.000       12/01/2012      10.24        264
        267   Taylor University                                       3.000       10/01/2012      10.50        176
        816   Taylor University                                       3.000       10/01/2013      10.49        529
        646   Texas A & I University                                  3.000       07/01/2009       9.57        479
         91   Texas Southern University                               3.500       04/01/2001      10.89         90
        500   Texas Southern University                               3.500       04/01/2013      10.45        351
        448   Transylvania University                                 3.000       11/01/2010      10.51        314
        690   Trinity University                                      3.625       09/01/2004      10.82        580
        192   Tufts University                                        3.375       10/01/2001      10.87        179
      2,300   Tufts University                                        3.000       10/01/2021      10.39      1,244
        390   Tulane University of Louisiana                          3.500       10/01/2001       9.06        367
              -------------- U -------------
         33   Union College                                           3.000       11/01/2002      10.74         30
      1,780   University of Alabama in Birmingham                     3.000       11/01/2008       7.97      1,451
         87   University of Alaska                                    3.375       04/01/2002      10.82         79
        231   University of Alaska                                    3.500       04/01/2003      10.80        207
         83   University of Arkansas at Little Rock                   3.500       04/01/2001      10.04         80





   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS    29

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------

                                  May 31, 2000
                                  ------------

                          (Dollar Amounts in Thousands)

                                   (continued)

 Outstanding                                                      Stated                          Internal    Amortized
  Principal                                                       Interest         Maturity       Rate of    Cost (Notes
   Balance                     Description                        Rate %            Date          Return %     1 and 2)
------------  ------------------------------------             ------------       ----------      ---------  -----------
       $169   University of Arkansas at Little Rock               3.000           11/01/2009       9.42       $129
        443   University of Central Arkansas                      3.000           04/01/2005      10.69        371
        485   University of Central Florida                       3.000           10/01/2007      10.08        375
        150   University of Chicago                               3.500           12/01/2001      10.10        134
         49   University of Chicago                               3.375           12/01/2001      10.08         44
         22   University of Chicago                               3.500           12/01/2002      10.11         19
         50   University of Delaware                              3.125           11/01/2000       8.84         49
         23   University of Delaware                              3.375           11/01/2000       8.81         22
      1,100   University of Delaware                              3.000           11/01/2006       9.08        904
        669   University of Delaware                              3.000           12/01/2018       8.81        422
      2,225   University of Florida                               3.000           07/01/2014      10.15      1,419
         89   University of Hartford                              3.000           11/01/2001      10.78         82
         40   University of Hawaii at Manoa                       3.500           10/01/2001      10.18         37
         12   University of Lowell                                3.000           11/01/2000       7.62         12
      2,100   University of Michigan                              3.750           10/01/2005       9.51      1,784
        293   University of Missouri                              3.375           05/01/2002      10.03        273
         39   University of Missouri                              2.875           11/01/2000       9.25         38
         35   University of Montevallo                            3.125           11/01/2000       9.27         34
        667   University of North Carolina                        3.000           11/01/2005       8.81        572
        525   University of North Carolina                        3.000           01/01/2008       9.50        400
         43   University of North Carolina                        3.000           01/01/2007       9.50         34
        987   University of Notre Dame                            3.000           02/15/2019      10.62        555
        745   University of Portland                              3.375           04/01/2013      10.88        489
          2   University of Puerto Rico, Rio Piedras Campus       3.125           06/01/2000       9.17          2
      1,709   University of Puerto Rico, Rio Piedras Campus       3.000           06/01/2011       9.39      1,213
         21   University of Rhode Island                          3.000           10/01/2001       9.68         20
        647   University of Saint Thomas                          3.000           10/01/2019      10.41        364
        215   University of Santa Clara                           3.125           04/01/2002      11.44        190
        100   University of Santa Clara                           3.375           04/01/2002      11.45         89
        690   University of Santa Clara                           3.625           04/01/2004      11.33        575
         17   University of Scranton                              3.125           11/01/2000      10.84         16
        107   University of South Dakota                          3.500           10/01/2001       9.59        100
        790   University of South Florida                         3.750           07/01/2005      10.30        652
        306   University of Steubenville                          3.125           04/01/2010      10.98        210
      1,261   University of Vermont                               3.000           07/01/2016       8.95        829
        100   University of Vermont                               3.375           07/01/2001       8.33         95
      1,175   University of Vermont                               3.000           07/01/2019       9.06        722
        200   University of Washington                            3.500           08/01/2002       9.07        183
        253   University of Washington                            3.000           08/01/2003       9.06        223
      1,510   University Student Co-Operative Association         3.000           04/01/2019      10.70        831
         49   Ursinus College                                     3.000           10/01/2000      10.86         47
        487   Utica College                                       3.000           11/01/2009      10.53        351
              -------------- V -------------





   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS    30

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------

                                  May 31, 2000
                                  ------------

                          (Dollar Amounts in Thousands)

                                   (continued)

 Outstanding                                                      Stated                          Internal    Amortized
  Principal                                                       Interest         Maturity       Rate of    Cost (Notes
   Balance                     Description                        Rate %            Date          Return %     1 and 2)
------------  ------------------------------------             ------------       ----------      ---------  -----------

       $445   Vermont State College                                3.000           06/01/2008      9.02       $345
        253   Vermont State College                                3.000           07/01/2014      9.30        169
      1,125   Villanova University                                 3.000           04/01/2019     10.70        620
      3,770   Vincennes University                                 3.000           06/01/2023      9.02      2,160
      2,507   Virginia Commonwealth University                     3.000           06/01/2011     10.01      1,727
        890   Virginia Commonwealth University                     3.000           06/01/2004     10.08        746
        321   Virginia Wesleyan College                            3.000           11/01/2009     10.54        235
        190   Virginia Wesleyan College                            3.000           11/01/2010     10.51        133
              -------------- W -------------
         10   Waldorf College                                      3.125           07/01/2000     10.97         10
        209   Waldorf College                                      3.000           07/01/2005     10.77        167
         29   Wartburg College                                     3.500           10/01/2001     10.87         27
        146   Wartburg College                                     3.750           04/01/2011     11.00        101
        530   Washington State University                          3.625           04/01/2004     10.02        454
        340   Washington State University                          3.750           04/01/2004     10.03        292
        520   Washington State University                          3.375           04/01/2003     10.02        457
        147   Washington University                                3.500           10/01/2001     10.91        140
        210   Wesley College                                       3.375           05/01/2013     10.88        139
         50   West Kern Junior College District                    3.625           04/01/2004     10.73         42
        430   West Valley College                                  3.000           04/01/2009     10.50        310
        432   West Virginia Wesleyan College                       3.000           05/01/2015     10.75        262
        244   Western Carolina University                          3.625           05/01/2003     10.75        215
        135   Western Washington University                        3.500           10/01/2001     10.18        126
        520   Western Washington University                        3.625           10/01/2004     10.18        445
        390   Western Washington University                        3.750           10/01/2005     10.19        325
         27   Westmoreland Hospital Association                    3.500           07/01/2001     10.98         25
        785   Wheaton College                                      3.500           04/01/2013     10.70        516
         91   Wheeling College                                     3.500           05/01/2001     11.23         84
         76   Wheeling College                                     3.000           11/01/2007     10.59         58
         25   Wheelock College                                     3.000           05/01/2011     10.23         17
         17   Wichita State University                             3.000           10/01/2000      9.29         16
        735   Wittenberg University                                3.000           05/01/2015     10.76        443
        235   Wittenberg University                                3.000           11/01/2017     10.39        139
         44   Wooster Business College                             3.000           03/30/2009     10.88         32
         34   Worcester Polytechnic Institute                      3.375           04/01/2001     11.57         31
        579   Wright State University                              3.000           05/01/2009      9.89        434
              -------------- Y -------------
        348   York Hospital                                        3.000           05/01/2020     10.64        190
   --------                                                                                                -------
    187,328   Total College and University Loans                                                           129,698
   --------
              Allowance for Loan Losses                                                                      1,132

                                                                                                           -------
              Net Loans of the Trust                                                                       128,566
                                                                                                           -------
              INVESTMENT AGREEMENTS (11.7%)
              Morgan Guaranty Trust Company -
      3,574     Liquidity Fund                                     7.750           06/01/2018      7.750     3,574
              Morgan Guaranty Trust Company -
     13,498     Revenue Fund                                       7.050           06/01/2018      7.050    13,498
   --------                                                                                                -------
     17,072   Total Investment Agreements                                                                   17,072
   --------                                                                                                -------
    204,400   Total Investments (100.0%)                                                                   145,638
   --------                                                                                                -------
   --------                                                                                                -------





   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS    31